Fair value measurement (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table sets forth the fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis based on the three-tier fair value hierarchy.

	Level 1	Level 2	Level 3	Total
As at September 30, 2023
Assets
Cash	$1,468,955	$-	$-	$1,468,955
Long term cash equivalent	23,271	-	-	23,271
Liabilities
Derivative liability – warrants	-	-	-	-
Total net assets measured and recorded at fair value	$1,492,226	$-	$-	$1,492,226

	Level 1	Level 2	Level 3	Total
As at December 31, 2022
Assets
Cash	$2,363,530	$-	$-	$2,363,530
Long term cash equivalent	22,310	-	-	22,310
Liabilities
Derivative liability – warrants	-	(51)	-	(51)
Total assets (liabilities) measured and recorded at fair value	$2,385,840	$(51)	$-	$2,385,789